INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS
14.	INVESTMENTS
14.1.	Investments breakdown

	December 31,	December 31,
	2021	2020
Investments in associates and joint ventures	263,965	96,373
Goodwill (1)	231,743	236,360
Other investments evaluated at fair value through other comprehensive income - Celluforce	28,358	26,338
	524,066	359,071

1)The movement is due to the events disclosed in Note 1.2.5.

14.2.	Investments in associates and joint ventures

	Information of joint ventures as of			Company Participation
	December 31,
	2021			Carrying amount		In the income (expenses) of the year
		Income	Participation
		(expenses)	equity	December 31,	December 31,	December 31,	December 31,
	Equity	of the year	(%)	2021	2020	2021	2020
Associate
Ensyn Corporation	16,089	(24,131)	26.24%	4,222	5,472	(6,332)	(7,629)
Spinnova Plc (1)	656,496	(92,023)	19.14%	125,653	15,387	(17,613)	(5,903)
				129,875	20,859	(23,945)	(13,532)

Joint ventures Domestic (Brazil)
Ibema Companhia Brasileira de Papel	235,349	88,228	49.90%	117,439	70,305	44,026	49,674

Foreign
F&E Technologies LLC	11,188		50.00%	5,594	5,209
Woodspin Oy	22,115	(9)	50.00%	11,057		(4)
				134,090	75,514	44,022	49,674

Other movements						110,239
						110,239
				263,965	96,373	130,316	36,142

1)Increase in Spinnova’s investment refers to the effects of this investee’s IPO (Note 1.2.5).

Average share price quoted on the NFNGM is EUR13.43 (thirteen Euros and forty-three cents) in the year ended December 31, 2021.